TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade payables	$ 221.3	$ 256.4
Other payables	73.5	89.0
Trade and other current payables	$ 294.8	$ 345.4	[1]

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.